Condensed Consolidated Statement of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 778,065	$ 368,674	$ 794,841
Operating expense	(345,605)	(196,112)	(428,902)
Depreciation, depletion and amortization	(164,205)	(119,220)	(256,484)
Gross profit	268,255	53,342	109,455
General and administrative expense	(90,254)	(58,326)	(129,119)
Allowance for expected credit losses	0	0	(101)
Gain (loss) on natural gas and oil property and equipment	64,073	7,210	25,678
Gains (losses) on disposals of investments	0	0	(7,375)
Unrealized gain (loss) on investment	6,355	2,433	(4,013)
Gain (loss) on derivative financial instruments	(115,214)	(2,268)	(37,551)
Operating profit (loss)	133,215	2,391	(43,026)
Finance costs	(98,169)	(60,581)	(137,643)
Accretion of asset retirement obligation	(24,130)	(14,667)	(30,868)
Loss on early retirement of debt	(39,485)	(10,649)	(14,753)
Other income (expense)	1,103	1,254	2,338
Income (loss) before taxation	(27,466)	(82,252)	(223,952)
Income tax benefit (expense)	(6,460)	97,997	136,951
Net income (loss)	(33,926)	15,745	(87,001)
Other comprehensive income (loss)	(138)	(1,905)	(1,822)
Total comprehensive income (loss)	(34,064)	13,840	(88,823)
Net income (loss) attributable to:
Owners of Diversified Energy Company PLC	(34,481)	15,061	(88,272)
Non-controlling interest	555	684	1,271
Net income (loss)	$ (33,926)	$ 15,745	$ (87,001)
Earnings (loss) per share attributable to owners of Diversified Energy Company PLC
Earnings (loss) per share - basic (in dollar per share)	$ (0.50)	$ 0.32	$ (1.84)
Earnings (loss) per share - diluted (in dollar per share)	$ (0.50)	$ 0.32	$ (1.84)
Weighted average shares outstanding - basic (in shares)	68,821,946	47,202,283	48,031,916
Weighted average shares outstanding - diluted (in shares)	68,821,946	47,561,299	48,031,916